Long-term debt - Credit Facilities (Details)			1 Months Ended													12 Months Ended
	Apr. 28, 2016	Jun. 19, 2015	Jun. 30, 2016	Aug. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)	Aug. 31, 2014 USD ($)	Jul. 31, 2014 USD ($) drilling_unit	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($) tranche	Jul. 31, 2013 USD ($)	Apr. 30, 2013 USD ($) tranche	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($) rig	Dec. 31, 2011 USD ($)	Apr. 30, 2011 USD ($) drilling_unit	Dec. 31, 2016 USD ($)	Apr. 27, 2017 USD ($)	Dec. 31, 2015 USD ($)	Aug. 26, 2014 USD ($)	Oct. 23, 2013 USD ($)
Debt Instrument [Line Items]
Debt outstanding																$ 9,608,000,000		$ 10,661,000,000
Commercial guarantee term																5 years
$2,000 facility (NADL) | Secured Debt
Debt Instrument [Line Items]
Debt, face amount															$ 2,000,000,000
Remaining borrowing capacity																$ 50,000,000
Commitment fee (as percent)																40.00%
$2,000 facility (NADL) | Secured Debt | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis															LIBOR
Basis spread on variable rate (as percent)															2.00%
$440 facility | Secured Debt | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis																LIBOR
Basis spread on variable rate (as percent)																3.25%
US$101 Million Secured Credit Facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount																$ 101,000,000
US$98 Million Secured Credit Facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount																98,000,000
US$101 Million and US$98 Million Senior Secured Credit Facility | Secured Debt
Debt Instrument [Line Items]
Debt collateral amount																435,000,000
Pledged assets not owned by reporting entity																241,000,000
$1,450 facility | Tranche 1
Debt Instrument [Line Items]
Debt, face amount												$ 203,000,000
Balloon payment to be paid												$ 86,000,000
Balloon payment refinancing period												5 years
Debt instrument term												5 years
$1,450 facility | Secured Debt
Debt Instrument [Line Items]
Debt collateral amount																643,000,000
$1,450 facility | Secured Debt | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis												LIBOR
$1,450 facility | Secured Debt | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)												1.20%
$1,450 facility | Secured Debt | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)												3.00%
$360 facility (Asia Offshore Drilling) | Tranche 1
Debt Instrument [Line Items]
Amount drawn from the facility											$ 120,000,000
$360 facility (Asia Offshore Drilling) | Secured Debt
Debt Instrument [Line Items]
Debt, face amount											$ 360,000,000
Debt covenant, collateral to outstanding loan value percentage (as percent)											120.00%
Debt instrument term											5 years
Number of tranches | tranche											3
Outstanding balance																237,000,000		273,000,000
$360 facility (Asia Offshore Drilling) | Secured Debt | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis											LIBOR
Basis spread on variable rate (as percent)											2.75%
$360 facility (Asia Offshore Drilling) | Tranche 2
Debt Instrument [Line Items]
Amount drawn from the facility											$ 120,000,000
$360 facility (Asia Offshore Drilling) | Tranche 3
Debt Instrument [Line Items]
Amount drawn from the facility											$ 120,000,000
$300 facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount										$ 300,000,000
Debt covenant, collateral to outstanding loan value percentage (as percent)										135.00%
Outstanding balance																162,000,000		186,000,000
$300 facility | Secured Debt | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis										LIBOR
Basis spread on variable rate (as percent)										3.00%
$300 facility | Seadrill Tucana Ltd.
Debt Instrument [Line Items]
Assets pledged																189,000,000
$300 facility | Seadrill Castor Ltd.
Debt Instrument [Line Items]
Assets pledged																195,000,000
$1,750 facility (Sevan Drilling)
Debt Instrument [Line Items]
Debt, face amount									$ 1,750,000,000
Debt covenant, collateral to outstanding loan value percentage (as percent)									110.00%
Number of tranches | tranche									2
$1,750 facility (Sevan Drilling) | Tranche 1
Debt Instrument [Line Items]
Debt, face amount									$ 1,400,000,000
Outstanding balance																				$ 1,400,000,000
$1,750 facility (Sevan Drilling) | Secured Debt | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)									2.85%
$1,750 facility (Sevan Drilling) | Tranche 2
Debt Instrument [Line Items]
Debt, face amount									$ 350,000,000
$1,750 facility (Sevan Drilling) | Sevan Driller
Debt Instrument [Line Items]
Debt collateral amount																551,000,000
$1,750 facility (Sevan Drilling) | Sevan Brasil
Debt Instrument [Line Items]
Debt collateral amount																565,000,000
$1,750 facility (Sevan Drilling) | Sevan Louisiana
Debt Instrument [Line Items]
Debt collateral amount																675,000,000
$450 Eminence facility | Secured Debt
Debt Instrument [Line Items]
Debt covenant, collateral to outstanding loan value percentage (as percent)								130.00%
Outstanding balance																278,000,000		344,000,000
Maximum borrowing capacity								$ 450,000,000
$450 Eminence facility | Secured Debt | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis								LIBOR
Basis spread on variable rate (as percent)			2.50%					1.75%
Credit Facility $1,500 - 2014 | Tranche 1
Debt Instrument [Line Items]
Debt outstanding							$ 300,000,000
Balloon payment to be paid							$ 175,000,000
Debt instrument term							5 years
Debt instrument, interest rate (as percent)							2.38%
Credit Facility $1,500 - 2014 | Secured Debt
Debt Instrument [Line Items]
Debt, face amount							$ 1,500,000,000
Description of variable rate basis							LIBOR
Debt covenant, collateral to outstanding loan value percentage (as percent)							122.00%
Debt collateral amount							$ 1,827,000,000
Debt instrument term							12 years
Outstanding balance																1,219,000,000		1,344,000,000
Number of newbuild jack-ups under finance lease arrangements | drilling_unit							3
Credit Facility $1,500 - 2014 | Secured Debt | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)							1.70%
Credit Facility $1,500 - 2014 | Secured Debt | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)							2.38%
Credit Facility $1,500 - 2014 | Tranche 2
Debt Instrument [Line Items]
Debt instrument term							5 years
Credit Facility $1,350 | Term Loan Facility
Debt Instrument [Line Items]
Debt outstanding						$ 675,000,000
Credit Facility $1,350 | Secured Debt
Debt Instrument [Line Items]
Debt, face amount						$ 1,350,000,000
Debt covenant, collateral to outstanding loan value percentage (as percent)						120.00%
Debt collateral amount																$ 1,642,000,000
Debt instrument term																5 years
Credit Facility $1,350 | Secured Debt | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis																LIBOR
Basis spread on variable rate (as percent)																2.00%
Credit Facility $1,350 | Revolving Credit Facility
Debt Instrument [Line Items]
Debt outstanding						$ 675,000,000
$1,350 facility | Secured Debt
Debt Instrument [Line Items]
Maximum borrowing capacity																			$ 1,350,000,000
Credit facility US $950 - West Carina
Debt Instrument [Line Items]
Balloon payment to be paid					$ 187,000,000
Debt instrument term					5 years
Debt instrument, interest rate (as percent)					2.12%
Credit facility US $950 - West Carina | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)					2.00%
Credit facility US $950 - West Carina | ECA Facility
Debt Instrument [Line Items]
Debt instrument term					12 years
Profile period					12 years
Senior Notes | $450 Eminence facility | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)	2.50%
Senior Unsecured Bond | NOK1,800 million bond
Debt Instrument [Line Items]
Debt instrument, interest rate (as percent)																4.94%
$2,000 facility (NADL)
Debt Instrument [Line Items]
Debt, face amount															$ 2,000,000,000
Number of drilling rigs in an acquisition | drilling_unit															6
Assets pledged																$ 1,992,000,000
Maturity of debt															6 years
Payment due at maturity of debt																950,000,000
Secured Debt
Debt Instrument [Line Items]
Debt outstanding																6,450,000,000		7,373,000,000
Secured Debt | Credit facility US$700 [Member]
Debt Instrument [Line Items]
Debt outstanding																0
Secured Debt | Credit facility, Ship Finance International Loans, $420 facility | Seadrill Partners LLC
Debt Instrument [Line Items]
Debt, face amount																420,000,000
Debt outstanding																$ 279,000,000
Debt covenant, collateral to outstanding loan value percentage (as percent)		125.00%														125.00%
Secured Debt | $2,000 facility (NADL)
Debt Instrument [Line Items]
Debt, face amount																$ 2,000,000,000
Debt outstanding																1,033,000,000		1,200,000,000
Debt covenant, collateral to outstanding loan value percentage (as percent)															135.00%
Secured Debt | $400 facility
Debt Instrument [Line Items]
Debt, face amount														$ 400,000,000		400,000,000
Assets pledged																641,000,000
Maturity of debt														5 years
Debt outstanding																190,000,000		240,000,000
Payment due at maturity of debt																190,000,000
Debt covenant, collateral to outstanding loan value percentage (as percent)														150.00%
Secured Debt | $400 facility | Secured Debt | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis														LIBOR
Basis spread on variable rate (as percent)														2.50%
Secured Debt | $440 facility
Debt Instrument [Line Items]
Debt, face amount																440,000,000
Debt outstanding																190,000,000		224,000,000
Secured Debt | $1,450 facility
Debt Instrument [Line Items]
Debt, face amount																1,450,000,000
Debt outstanding																353,000,000		393,000,000
Secured Debt | $360 facility (Asia Offshore Drilling)
Debt Instrument [Line Items]
Debt, face amount																360,000,000
Debt outstanding																237,000,000		273,000,000
Secured Debt | $300 facility
Debt Instrument [Line Items]
Debt, face amount																300,000,000
Debt outstanding																162,000,000		186,000,000
Secured Debt | $1,750 facility (Sevan Drilling)
Debt Instrument [Line Items]
Debt, face amount																1,750,000,000
Debt outstanding																945,000,000		1,085,000,000
Outstanding balance																945,000,000		1,085,000,000
Secured Debt | $450 Eminence facility
Debt Instrument [Line Items]
Debt, face amount																450,000,000
Debt outstanding																278,000,000		344,000,000
Secured Debt | $1,350 facility
Debt Instrument [Line Items]
Debt, face amount																1,350,000,000
Debt outstanding																1,046,000,000		1,181,000,000
Secured Debt | $950 facility
Debt Instrument [Line Items]
Debt, face amount					$ 950,000,000											950,000,000
Debt outstanding																622,000,000		688,000,000
Remaining borrowing capacity																$ 171,000,000
Commitment fee (as percent)																40.00%
Debt covenant, collateral to outstanding loan value percentage (as percent)				150.00%	120.00%
Debt collateral amount																$ 1,307,000,000
Profile period					12 years
Secured Debt | Credit facility US $950 - West Carina
Debt Instrument [Line Items]
Debt, face amount					$ 60,000,000
Secured Debt | Credit facility US $950 - West Carina | ECA Facility
Debt Instrument [Line Items]
Debt, face amount					190,000,000
Secured Debt | Credit facility US $950 - West Carina | Subsequent Event
Debt Instrument [Line Items]
Remaining borrowing capacity																	$ 71,000,000
Secured Debt | Credit facility US $950 - West Eclipse
Debt Instrument [Line Items]
Debt, face amount					$ 225,000,000
Guarantee fee percentage (as percent)					1.30%
Secured Debt | Credit facility US $950 - West Eclipse | Subsequent Event
Debt Instrument [Line Items]
Remaining borrowing capacity																	100,000,000
Secured Debt | $450 facility (2015)
Debt Instrument [Line Items]
Debt, face amount				$ 450,000,000												450,000,000
Basis spread on variable rate (as percent)				2.50%
Debt outstanding																175,000,000		215,000,000
Remaining borrowing capacity																$ 165,000,000
Commitment fee (as percent)																40.00%
Debt collateral amount																$ 846,000,000
Debt instrument term				5 years
Profile period				8 years 6 months
Secured Debt | $450 facility (2015) | Subsequent Event
Debt Instrument [Line Items]
Remaining borrowing capacity																	$ 165,000,000
Line of Credit | Credit facility US $950 - West Carina | Revolving Credit Facility
Debt Instrument [Line Items]
Debt, face amount					$ 250,000,000
Line of Credit | Credit facility US $950 - West Eclipse | Revolving Credit Facility
Debt Instrument [Line Items]
Debt, face amount					225,000,000
Balloon payment to be paid					$ 225,000,000
$440 facility
Debt Instrument [Line Items]
Debt, face amount													$ 440,000,000
Maturity of debt																5 years
Payment due at maturity of debt																$ 173,000,000
Debt covenant, collateral to outstanding loan value percentage (as percent)													135.00%
Number of tender rigs in an acquisition | rig													2
Amount drawn from the facility																320,000,000
Number of jack up drilling rigs in an acquisition | rig													2
$1,450 facility
Debt Instrument [Line Items]
Debt, face amount												$ 1,450,000,000
Debt outstanding																353,000,000
Debt covenant, collateral to outstanding loan value percentage (as percent)												125.00%
$1,450 facility | Seadrill Limited and Seadrill Partners LLC
Debt Instrument [Line Items]
Debt outstanding																695,000,000		$ 856,000,000
$360 facility (Asia Offshore Drilling) | Tranche 1
Debt Instrument [Line Items]
Assets pledged																216,000,000
$360 facility (Asia Offshore Drilling) | Tranche 2
Debt Instrument [Line Items]
Assets pledged																209,000,000
$360 facility (Asia Offshore Drilling) | Tranche 3
Debt Instrument [Line Items]
Assets pledged																217,000,000
$450 Eminence facility
Debt Instrument [Line Items]
Assets pledged																$ 535,000,000